SCHEDULE H, LINE 4i—SCHEDULE OF ASSETS (HELD AT END OF YEAR)	12 Months Ended
Dec. 31, 2025
EBP 007 [Member]
EBP, Schedule of Asset Held for Investment [Line Items]
SCHEDULE H, LINE 4i—SCHEDULE OF ASSETS (HELD AT END OF YEAR)
NATIONAL GRID USA COMPANIES’ INCENTIVE THRIFT PLAN
E.I.N.
04-1663150
PLAN NO. 007
SCHEDULE H, LINE 4i—SCHEDULE OF ASSETS (HELD AT END OF YEAR)
DECEMBER 31, 2025

(a)	(b)	(c)	(d)	(e)
	Identity of Issue, Borrower, Lessor or Similar Party	Description of Investment Including Maturity Date, Rate of Interest, Collateral, Par, or Maturity Value	Cost **	Current Value
	Collective Trust Funds:
	Fidelity Managed Income Portfolio II; Class 3	Collective Trust Fund		$479,634,482
	PIMCO Total Return Fund Collective Trust; Class N	Collective Trust Fund		105,710,801
	T. Rowe Price Retirement 2005 Trust; Class F	Collective Trust Fund		6,072,085
	T. Rowe Price Retirement 2010 Trust; Class F	Collective Trust Fund		2,250,399
	T. Rowe Price Retirement 2015 Trust; Class F	Collective Trust Fund		1,743,467
	T. Rowe Price Retirement 2020 Trust; Class F	Collective Trust Fund		20,093,485
	T. Rowe Price Retirement 2025 Trust; Class F	Collective Trust Fund		23,454,848
	T. Rowe Price Retirement 2030 Trust; Class F	Collective Trust Fund		55,215,997
	T. Rowe Price Retirement 2035 Trust; Class F	Collective Trust Fund		13,006,609
	T. Rowe Price Retirement 2040 Trust; Class F	Collective Trust Fund		35,386,896
	T. Rowe Price Retirement 2045 Trust; Class F	Collective Trust Fund		12,507,120
	T. Rowe Price Retirement 2050 Trust; Class F	Collective Trust Fund		22,206,916
	T. Rowe Price Retirement 2055 Trust; Class F	Collective Trust Fund		4,623,196
	T. Rowe Price Retirement 2060 Trust; Class F	Collective Trust Fund		9,850,377
	T. Rowe Price Retirement 2065 Trust; Class F	Collective Trust Fund		4,085,215
*	Vanguard Institutional 500 Index Trust	Collective Trust Fund		915,509,005
*	Vanguard Institutional Extended Market Index Trust	Collective Trust Fund		260,196,489
*	Vanguard Institutional Total Bond Market Index Trust	Collective Trust Fund		79,380,321
*	Vanguard Institutional Total International Stock Market Index Trust	Collective Trust Fund		128,165,223
*	Vanguard Target Retirement 2020 Trust; Class A	Collective Trust Fund		247,521,718
*	Vanguard Target Retirement 2025 Trust; Class A	Collective Trust Fund		544,208,958
*	Vanguard Target Retirement 2030 Trust; Class A	Collective Trust Fund		836,168,488
*	Vanguard Target Retirement 2035 Trust; Class A	Collective Trust Fund		623,296,337
*	Vanguard Target Retirement 2040 Trust; Class A	Collective Trust Fund		468,828,177
*	Vanguard Target Retirement 2045 Trust; Class A	Collective Trust Fund		493,042,730
*	Vanguard Target Retirement 2050 Trust; Class A	Collective Trust Fund		557,862,533
*	Vanguard Target Retirement 2055 Trust; Class A	Collective Trust Fund		418,090,237
*	Vanguard Target Retirement 2060 Trust; Class A	Collective Trust Fund		269,106,816
*	Vanguard Target Retirement 2060 Trust Select	Collective Trust Fund		807
*	Vanguard Target Retirement 2065 Trust; Class A	Collective Trust Fund		86,516,162
*	Vanguard Target Retirement 2070 Trust; Class A	Collective Trust Fund		14,450,421
*	Vanguard Target Retirement Income Trust; Class A	Collective Trust Fund		236,180,474

	Total Collective Trust Funds			6,974,366,789
	Common Stock:
*	National Grid American Depository Receipt (ADR) Fund	Common Stock		262,752,980
	Self-Directed Brokerage Fund:
	Self-Directed Brokerage Fund	Self-Directed Brokerage Fund		50,820,640
*	Participants	Participant Loans Rates from 3.25% to 8.50% ***	—	92,336,123

				$7,380,276,532

*	Indicates party-in-interest
**	Cost omitted for participant-directed accounts
***	Net of deemed loan distributions of $553,900